Loans, borrowings, leases, cash and cash equivalents and short-term investments - Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
R$
Cash and cash equivalents
Cash and cash equivalents	$ 3,375	$ 2,849
US$
Cash and cash equivalents
Cash and cash equivalents	9,973	10,195
Other currencies
Cash and cash equivalents
Cash and cash equivalents	$ 301	$ 443